Additional Financial Information of Parent Company - Additional Information (Detail) - Parent Company [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restricted Investments, Percent of Net Assets	25.00%
Description of Material Contingencies of Registrant	no	no	no